Allowance for Loan Losses	12 Months Ended
Dec. 31, 2019
Receivables [Abstract]
Allowance for Loan Losses

Note 4 - Allowance for Loan Losses

During the second quarter of 2019, the Company transitioned its in-house incurred loss allowance for loan loss model to an external vendor incurred loss model that is CECL-ready. The overall financial impact related to switching models is considered immaterial. As a result of the change in models, there has been a change in the methodology for establishing the allowance for loan losses, as described below.

Default in the allowance for loan loss model is now considered 90 days past due, whereas default was defined as a charge-off event in the previous model. This increases the probabilities of default for the Company, but reduces the loss given default ratio in the portfolio.

Probabilities of default are now more representative of the Company’s customers. Previously, an analysis was performed with a sample of North Carolina consumers to calculate the probabilities of default by credit score. In the new model, the Company is able to track probabilities of default based on historical information of loans in the portfolio. This is the largest impact of the model transition, resulting in an immaterial recovery of provision for loan losses.

The qualitative factors used in the model include adjustment to historical rates for the impact of the recession in the last business cycle, current volatility in the market, and management’s analysis of local economic factors and industry-specific outlooks.

Changes in the allowance for loan losses for the years ended December 31, 2019, 2018 and 2017 are presented below (the “other” category represents a one-time impact of re-classification for unfunded commitments’ allowance from the allowance for loan losses to an unfunded commitment liability):

Commercial	2019	2018	2017
	(dollars in thousands)
Balance, beginning of year	$1,334	$1,401	$1,404
Provision (recovery) charged to operations	(571)	132	(72)
Charge-offs	(11)	(245)	(31)
Recoveries	367	46	100
Net (charge-offs) recoveries	356	(199)	69
Other	(32)	—	—
Balance, end of year	$1,087	$1,334	$1,401

Note 4 - Allowance for Loan Losses (Continued)

Non-Commercial	2019	2018	2017
	(dollars in thousands)
Balance, beginning of year	$1,040	$1,057	$1,303
Provision (recovery) charged to operations	(17)	(42)	(164)
Charge-offs	(149)	(81)	(177)
Recoveries	74	106	95
Net (charge-offs) recoveries	(75)	25	(82)
Other	(54)	—	—
Balance, end of year	$894	$1,040	$1,057

Total	2019	2018	2017
	(dollars in thousands)
Balance, beginning of year	$2,374	$2,458	$2,707
Provision (recovery) charged to operations	(588)	90	(236)
Charge-offs	(160)	(326)	(208)
Recoveries	441	152	195
Net (charge-offs) recoveries	281	(174)	(13)
Other	(86)	—	—
Balance, end of year	$1,981	$2,374	$2,458

The following table shows period-end loans and reserve balances by loan segment both individually and collectively evaluated for impairment at December 31, 2019 and 2018:

December 31, 2019	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$32	$3,660	$1,055	$209,456	$1,087	$213,116
Non-Commercial	109	3,175	785	141,659	894	144,834
Total	$141	$6,835	$1,840	$351,115	$1,981	$357,950

December 31, 2018	Individually Evaluated		Collectively Evaluated		Total
	Reserve	Loans	Reserve	Loans	Reserve	Loans
	(dollars in thousands)
Commercial	$42	$1,359	$1,292	$217,592	$1,334	$218,951
Non-Commercial	112	3,119	928	147,900	1,040	151,019
Total	$154	$4,478	$2,220	$365,492	$2,374	$369,970

Note 4 - Allowance for Loan Losses (Continued)

Past due loan information is used by management when assessing the adequacy of the allowance for loan losses. The following tables summarize the past due information of the loan portfolio by class:

December 31, 2019	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
	(dollars in thousands)
Commercial	$190	$—	$190	$58,885	$59,075	$—
Real estate - commercial	—	2,088	2,088	128,910	130,998	—
Other real estate construction	14	0	14	23,029	23,043	—
Real estate construction	—	—	—	7,600	7,600	—
Real estate - residential	326	752	1,078	70,044	71,122	—
Home equity	57	82	139	51,077	51,216	—
Consumer loan	27	—	27	12,930	12,957	—
Other loans	—	—	—	1,939	1,939	—
Total	$614	$2,922	$3,536	$354,414	$357,950	$—

December 31, 2018	Loans 30-89 Days Past Due	Loans 90 Days or More Past due and Non - Accrual	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or More Days Past Due
	(dollars in thousands)
Commercial	$54	$—	$54	$57,122	$57,176	$—
Real estate - commercial	—	273	273	130,361	130,634	—
Other real estate construction	—	47	47	31,094	31,141	—
Real estate construction	—	—	—	7,805	7,805	—
Real estate - residential	890	606	1,496	74,908	76,404	—
Home equity	100	118	218	52,323	52,541	—
Consumer loan	86	—	86	12,073	12,159	—
Other loans	—	—	—	2,110	2,110	—
Total	$1,130	$1,044	$2,174	$367,796	$369,970	$—

Once a loan becomes 90 days past due, the loan is automatically transferred to a nonaccrual status. The exception to this policy is credit card loans that remain in accrual status 90 days or more until they are paid current or charged off.

Note 4 - Allowance for Loan Losses (Continued)

The composition of nonaccrual loans by class as of December 31, 2019 and 2018 is as follows:

	2019	2018
	(dollars in thousands)
Commercial	$—	$—
Real estate - commercial	2,088	273
Other real estate construction	—	47
Real estate 1 – 4 family construction	—	—
Real estate – residential	752	606
Home equity	82	118
Consumer loans	—	—
Other loans	—	—
	$2,922	$1,044

Loans that are in nonaccrual status or 90 days past due and still accruing are considered to be nonperforming. Nonperforming loans were $2.9 million at December 31, 2019 and $1.0 million at December 31, 2018.

Management uses a risk-grading program to facilitate the evaluation of probable inherent loan losses and to measure the adequacy of the allowance for loan losses. In this program, risk grades are initially assigned by the loan officers and reviewed and monitored by the lenders and credit administration on an ongoing basis. The program has eight risk grades summarized in five categories as follows:

Pass: Loans that are pass grade credits include loans that are fundamentally sound and risk factors are reasonable and acceptable. They generally conform to policy with only minor exceptions and any major exceptions are clearly mitigated by other economic factors.

Watch: Loans that are watch credits include loans on management’s watch list where a risk concern may be anticipated in the near future.

Substandard: Loans that are considered substandard are loans that are inadequately protected by current sound net worth, paying capacity of the obligor or the value of the collateral pledged. All nonaccrual loans are graded as substandard.

Doubtful: Loans that are considered to be doubtful have all weaknesses inherent in loans classified substandard, plus the added characteristic that the weaknesses make the collection or liquidation in full on the basis of current existing facts, conditions and values highly questionable and improbable.

Loss: Loans that are considered to be a loss are considered to be uncollectible and of such little value that their continuance as bankable assets is not warranted.

The tables below summarize risk grades of the loan portfolio by class as of December 31, 2019 and 2018:

December 31, 2019	Pass	Watch	Sub- standard	Doubtful	Total
	(dollars in thousands)
Commercial	$56,151	$2,921	$3	$—	$59,075
Real estate - commercial	126,498	1,194	3,306	—	130,998
Other real estate construction	21,253	1,477	313	—	23,043
Real estate 1 - 4 family construction	7,600	—	—	—	7,600
Real estate - residential	67,647	2,464	1,011	—	71,122
Home equity	50,255	879	82	—	51,216
Consumer loans	12,877	79	1	—	12,957
Other loans	1,939	—	—	—	1,939
Total	$344,220	$9,014	$4,716	$—	$357,950

Note 4 - Allowance for Loan Losses (Continued)

December 31, 2018	Pass	Watch	Sub- standard	Doubtful	Total
	(dollars in thousands)
Commercial	$55,883	$1,284	$9	$—	$57,176
Real estate - commercial	127,592	1,518	1,524	—	130,634
Other real estate construction	28,711	2,070	360	—	31,141
Real estate 1 - 4 family construction	7,805	—	—	—	7,805
Real estate - residential	69,900	5,470	1,034	—	76,404
Home equity	52,028	395	118	—	52,541
Consumer loans	12,085	73	1	—	12,159
Other loans	2,110	—	—	—	2,110
Total	$356,114	$10,810	$3,046	$—	$369,970

The following tables show the breakdown between performing and nonperforming loans by class as of December 31, 2019 and 2018:

December 31, 2019	Performing	Non- Performing	Total
	(dollars in thousands)
Commercial	$59,075	$—	$59,075
Real estate - commercial	128,910	2,088	130,998
Other real estate construction	23,043	—	23,043
Real estate 1 – 4 family construction	7,600	—	7,600
Real estate – residential	70,370	752	71,122
Home equity	51,134	82	51,216
Consumer loans	12,957	—	12,957
Other loans	1,939	—	1,939
Total	$355,028	$2,922	$357,950

December 31, 2018	Performing	Non- Performing	Total
	(dollars in thousands)
Commercial	$57,176	$—	$57,176
Real estate - commercial	130,361	273	130,634
Other real estate construction	31,094	47	31,141
Real estate 1 – 4 family construction	7,805	—	7,805
Real estate – residential	75,798	606	76,404
Home equity	52,423	118	52,541
Consumer loans	12,159	—	12,159
Other loans	2,110	—	2,110
Total	$368,926	$1,044	$369,970

Note 4 - Allowance for Loan Losses (Continued)

Loans are considered impaired when, based on current information and events it is probable the Company will be unable to collect all amounts due in accordance with the original contractual terms of the loan agreement. If a loan is deemed impaired, a valuation analysis is performed and a specific reserve is allocated if necessary. The tables below summarize the loans deemed impaired and the amount of specific reserves allocated by class as of December 31, 2019, 2018, and 2017:

	As of December 31, 2019				Year Ended December 31, 2019
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$4	$—	$4	$—	$6	$—
Real estate - commercial	3,612	1,923	1,689	29	2,273	145
Other real estate construction	44	—	44	3	64	3
Real estate 1 -4 family construction	—	—	—	—	—	—
Real estate - residential	3,070	987	2,083	99	3,010	159
Home equity	82	13	69	10	116	5
Consumer loans	23	—	23	—	27	2
Total	$6,835	$2,923	$3,912	$141	$5,496	$314

					Year Ended
	As of December 31, 2018				December 31, 2018
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$7	$—	$7	$—	$32	$—
Real estate - commercial	1,258	93	1,165	38	1,503	51
Other real estate construction	632	47	47	4	132	3
Real estate 1 -4 family construction	—	—	—	—	—	—
Real estate - residential	3,005	901	2,104	110	3,505	145
Home equity	83	51	32	1	54	3
Consumer loans	31	—	31	1	40	3
Total	$5,016	$1,092	$3,386	$154	$5,266	$205

					Year Ended
	As of December 31, 2017				December 31, 2017
		Recorded	Recorded
	Unpaid	Investment	Investment		Average
	Principal	With No	With	Related	Recorded	Interest
	Balance	Allowance	Allowance	Allowance	Investment	Income
	(dollars in thousands)
Commercial	$44	$10	$34	$10	$25	$2
Real estate - commercial	1,593	1,305	288	9	1,650	72
Other real estate construction	689	101	50	3	208	5
Real estate 1 -4 family construction	—	—	—	—	3	—
Real estate - residential	3,701	1,319	2,382	171	3,762	179
Home equity	35	22	13	1	66	1
Consumer loans	45	45	—	—	53	4
Total	$6,107	$2,802	$2,767	$194	$5,767	$263